Note 2 - Stock Option Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Outstanding, January 1 (in shares)	31,949	46,451
Outstanding, January 1 (in dollars per share)	$ 25.03	$ 27.90
Expired (in shares)	0	(3,639)
Expired (in dollars per share)		$ 37.33
Exercised (in shares)	0	(525)
Exercised (in dollars per share)	$ 0	$ 17.55
Outstanding, June 30 (in shares)	31,949	42,287
Outstanding, June 30 (in dollars per share)	$ 25.03	$ 27.19
Exercisable, June 30 (in shares)	31,949	42,287
Exercisable, June 30 (in dollars per share)	$ 25.03	$ 27.19